Income Taxes (Detail 6) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Income tax benefits attributable to reduced tax rates or exemptions in foreign locations	$ 69	$ 50	$ 44
EPS impact of reduced tax rates or exemptions in foreign locations (in dollars per diluted share)	$ 0.10	$ 0.07	$ 0.06